Federated Balanced Allocation Fund

A Portfolio of Federated Managed Allocation Portfolios

Summary PROSPECTUS

January 31, 2011

CLASS A SHARES (TICKER BAFAX)
CLASS B SHARES (TICKER BAFBX)
CLASS C SHARES (TICKER BAFCX)

Before you invest, you may want to review the Fund's Prospectus, which contains more information about the Fund and its risks. You can find the Fund's Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at FederatedInvestors.com/prospectus. You can also get this information at no cost by calling 1-800-341-7400 or by sending an email request to services@federatedinvestors.com or from a financial intermediary through which Shares of the Fund may be bought or sold. The Fund's Prospectus and Statement of Additional Information, both dated January 31, 2011, are incorporated by reference into this Summary Prospectus.

A mutual fund seeking to provide capital appreciation by investing in a combination of equity and fixed-income mutual funds.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund Summary Information

Federated Balanced Allocation Fund

RISK/RETURN SUMMARY: INVESTMENT OBJECTIVE

The Fund's investment objective is to provide capital appreciation.

RISK/RETURN SUMMARY: FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Class A Shares, Class B Shares or Class C Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000, in certain classes (e.g., Class A Shares) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 35.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None
Exchange Fee	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	None	None	None
Distribution (12b-1) Fee	0.05%	0.75%	0.75%
Other Expenses	1.37%	1.37%	1.37%
Acquired Fund Fees and Expenses	1.14%	1.14%	1.14%
Total Annual Fund Operating Expenses	2.56%	3.26%	3.26%
Fee Waivers and/or Expense Reimbursements[1]	1.15%	1.10%	1.10%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	1.41%	2.16%	2.16%

1	The Adviser and its affiliates have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses) paid by the Fund's Class A Shares, Class B Shares and Class C Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.27%, 1.02% and 1.02% (the “Fee Limit”), respectively, through the later of (the “Termination Date”): January 31, 2012; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund's Board of Trustees.

Example

This Example is intended to help you compare the cost of investing in the Fund's Class A Shares, Class B Shares and Class C Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Class A Shares, Class B Shares and Class C Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Fund's Class A Shares, Class B Shares and Class C Shares operating expenses are as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A Shares:
Expenses assuming redemption	$795	$1,303	$1,836	$3,286
Expenses assuming no redemption	$795	$1,303	$1,836	$3,286
Class B Shares:
Expenses assuming redemption	$879	$1,404	$1,902	$3,399
Expenses assuming no redemption	$329	$1,004	$1,702	$3,399
Class C Shares:
Expenses assuming redemption	$429	$1,004	$1,702	$3,558
Expenses assuming no redemption	$329	$1,004	$1,702	$3,558

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

RISK/RETURN SUMMARY: INVESTMENTS, RISKS and PERFORMANCE

What are the Fund's Main Investment Strategies?

The Fund pursues its investment objective by investing, under normal market conditions, in a combination of the following Federated mutual funds (referred to herein as collectively as “Underlying Fund(s)” and individually as an “Underlying Fund”):

  Federated InterContinental Fund
  Federated Capital Appreciation Fund
  Federated Kaufmann Fund
  Federated Intermediate Corporate Bond Fund

The Underlying Funds will, in turn, invest in U.S. and foreign equity or fixed- income securities, depending upon the nature of each Underlying Fund's investment strategy. The Underlying Funds may invest in derivative contracts to implement their investment strategy as more fully discussed herein. The investment strategy of each Underlying Fund is more fully described in the section of this Prospectus entitled “Information about the Underlying Funds.”

The Fund will endeavor to maintain a proportionate allocation (i.e., approximately 25% allocation to each Underlying Fund) among the Underlying Funds (referred to herein as the “Target Allocation Position”) except to the extent the Fund maintains a cash position (e.g., in order to meet shareholder redemptions). It is expected that changes in the market value of the Underlying Funds will cause the percentage of the Fund's net assets invested in each Underlying Fund to represent more or less than 25% of the Fund's net assets on any given day. The Fund's adviser (the “Adviser”) will manage purchase and redemption requests for Fund shares (and, by extension, the related subsequent purchases of and redemptions from the Underlying Funds) in such a manner that seeks to maintain the Fund's Target Allocation Position to the greatest extent possible. On a quarterly basis, the Fund will reserve the right (but is not required) to rebalance its investments to the Target Allocation Position.

What are the Main Risks of Investing in the Fund?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. Shareholders of the Fund will be exposed to the risks of the Underlying Funds. The types of risks identified by an “X” in the following chart are specific to each Underlying Fund's principal investment strategy. A description of each type of risk follows this table.

Types of Risks	Federated InterContinental Fund	Federated Capital Appreciation Fund	Federated Kaufmann Fund	Federated Intermediate Corporate Bond Fund
Stock Market Risks	X	X	X
Sector Risks	X	X	X
Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers	X	X	X
Liquidity Risks	X	X	X	X
Risks to Related to Company Size	X	X	X
Medium-Sized Companies Risks	X	X
Risks Related to Investing for Growth			X
Risks of Foreign Investing	X	X	X	X
Currency Risks	X	X	X
Leverage Risks	X	X	X	X
Interest Rate Risks			X	X
Credit Risks	X	X	X	X

Types of Risks	Federated InterContinental Fund	Federated Capital Appreciation Fund	Federated Kaufmann Fund	Federated Intermediate Corporate Bond Fund
Call and Prepayment Risks				X
Risks Associated With Complex CMOs				X
Risks of Investing in Derivative Contracts and Hybrid Instruments	X	X	X	X
Emerging Market Risks	X		X
Custodial Services and Related Investment Costs Risks	X	X	X
Exchange-Traded Funds Risks	X		X

The Underlying Funds are managed independently of the Fund and incur additional fees and/or expenses, which would therefore be borne indirectly by the Fund in connection with its investments in the Underlying Funds.

  Stock Market Risks. The value of equity securities in the Fund's portfolio will fluctuate and, as a result, the Fund's Share price may decline suddenly or over a sustained period of time.
  Sector Risks. Because the Fund may allocate relatively more assets to certain industry sectors than others, the Fund's performance may be more susceptible to any developments, which affect those sectors emphasized by the Fund.
  Risks of Investing in ADRs and Domestically Traded Securities of Foreign Issuers. Because the Fund may invest in ADRs and other domestically traded securities of foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than would otherwise be the case.
  Liquidity Risks. The equity securities and/or fixed-income securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund could incur losses.
  Risks Related to Company Size. Because the smaller companies in which the Fund may invest may have unproven track records, a limited product or service base and limited access to capital, they may be more likely to fail than larger companies.
  Medium-Sized Companies Risks. The Fund may invest in mid-size companies. Mid-capitalization companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies.
  Risks Related to Investing for Growth. Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.
  Risks of Foreign Investing. Because the Fund invests in securities issued by foreign companies, the Fund's Share price may be more affected by foreign economic and political conditions, taxation policies and accounting and auditing standards than could otherwise be the case.
  Currency Risks. Exchange rates for currencies fluctuate daily. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the Fund's foreign investments and the value of the Shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar.
  Leverage Risks. Leverage risk is created when an investment (such as a derivative transaction) exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.
  Interest Rate Risks. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.
  Credit Risks. Credit risk includes the possibility that a party to a transaction (such as a derivative transaction) involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.
  Call and Prepayment Risks. The Fund's performance may be adversely affected by the possibility than an issuer of a security held by the Fund may redeem the security prior to maturity at a price below its current market value. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities due to the potential prepayment of higher interest mortgages.
  Risks Associated with Complex CMOs. The Fund may invest a portion of its assets in securities rated below investment grade which may be subject to greater interest rate, credit and liquidity risks than investment-grade securities.
  Risks of Investing in Derivative Contracts and Hybrid Instruments. Derivative contracts and hybrid instruments involve risks different from, or possibly greater than, risks associated with investing directly in securities and other traditional investments. Specific risk issues related to the use of such contracts and instruments include valuation and tax issues, increased potential for losses and/or costs to the Fund, and a potential reduction in gains to the Fund. Each of these issues is described in greater detail in this Prospectus.

  Derivative contracts and hybrid instruments may involve other risks described in this Prospectus or the Fund's Statement of Additional Information (SAI), such as stock market, interest rate, credit, currency, liquidity and leverage risks.
  Emerging Market Risks. Securities issued or traded in emerging markets generally entail greater risks than securities issued or traded in developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies.
  Custodial Services and Related Investment Costs Risks. Custodial services and other costs relating to investment in international securities markets generally are more expensive due to differing settlement and clearance procedures than those of the United States. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. In addition, security settlement and clearance procedures in some emerging market countries may not fully protect the Fund against loss of its assets.
  Exchange-Traded Funds Risks. An investment in an exchange-traded fund (ETF) generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down.

The Shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Performance: Bar Chart and Table

Risk/Return Bar Chart

The Fund's Class A Shares commenced operations on December 23, 2005. The Fund offers two other classes of shares, Class B Shares and Class C Shares. The bar chart and performance table below reflect historical performance data for the Fund's Class A Shares. The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedInvestors.com or by calling 1-800-341-7400.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. It these charges or fees had been included, the returns shown would have been lower.

Within the periods shown in the bar chart, the Fund's Class A Shares highest quarterly return was 14.44% (quarter ended June 30, 2009). Its lowest quarterly return was (15.99)% (quarter ended December 31, 2008).

Average Annual Total Return Table

In addition to Return Before Taxes, Return After Taxes is shown for the Fund's Class A Shares to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for Class A Shares, and after-tax returns for Class B Shares and Class C Shares will differ from those for Class A Shares. Actual after-tax returns depend on each investor's personal tax situation, and are likely to differ from those shown. After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

(For the Period Ended December 31, 2010)

	1 Year	5 Years	Since Inception (12/23/2005)
Class A Shares:
Return Before Taxes	7.70%	1.44%	1.43%
Return After Taxes on Distributions	7.16%	0.34%	0.34%
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	0.99%	0.98%
Class B Shares:
Return Before Taxes	7.74%	1.57%	1.72%
Class C Shares:
Return Before Taxes	12.01%	1.89%	1.88%
Barclays Capital U.S. Intermediate Credit Index[1] (reflects no deduction for fees, expenses or taxes)	7.76%	6.03%	6.00%
Standard & Poor's 500 Index[2] (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.95%
1	Barclays Capital U.S. Intermediate Credit Index is an unmanaged index that consists of dollar-denominated, investment-grade, publicly-issued securities with a maturity of between one and ten years, a minimum amount outstanding of $250 million, and that are issued by both corporate issuers and non-corporate issuers (supranationals, sovereigns, foreign agencies and foreign local governments).
2	Standard and Poor's 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND MANAGEMENT

The Fund's Investment Adviser (“Adviser”) is Federated Global Investment Management Corp.

Philip J. Orlando, Senior Portfolio Manager, has been the Fund's portfolio manager, responsible for asset allocation, since August 2007.

Purchase and Sale of Fund Shares

The minimum investment amount for the Fund's Class A Shares, Class B Shares and Class C Shares is generally $1,500 for initial investments and $100 for subsequent investments. The minimum initial and subsequent investment amounts from Individual Retirement Accounts (IRAs) are $250 and $100,

respectively. There is no minimum initial or subsequent amount required for employer-sponsored retirement plans. The minimum investment for Systematic Investment Programs is $50.

You may purchase, redeem or exchange Shares of the Fund on any day the New York Stock Exchange (NYSE) is open. Shares may be purchased through a financial intermediary or directly from the Fund, by wire or by check. Redeem or exchange through a financial intermediary or directly from the Fund by telephone at 1-800-341-7400 or by mail.

Tax Information

The Fund's distributions are taxable as ordinary income or capital gains except when your investment is through an Individual Retirement Account (IRA).

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Federated Balanced Allocation Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212887
Cusip 314212879
Cusip 314212861

Q450340 (1/11)

Federated is a registered mark of Federated Investors, Inc.
2011  ©Federated Investors, Inc.